Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
– fair value gains/(losses)	$ 2,534	$ (4,207)	[1]	$ 595	[1]
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	(1,044)	1,310	[1]	255	[1]
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(3,387)	8
– fair value gains/(losses)	1,512	(4,973)
Cash flow hedging reserve, ending balance	(901)	(3,387)		8
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss1	2,196	325
Income taxes	(937)	1,123
Others	(285)	130
Foreign currency | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(421)	(205)
– fair value gains/(losses)	977	659
Cash flow hedging reserve, ending balance	(132)	(421)		$ (205)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss1	(718)	(926)
Income taxes	(29)	28
Others	$ 59	$ 23

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.